Taxes - Income tax - Net current tax - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Net current tax assets / (liabilities) in the opening balance	€ (168)	€ (271)	€ (552)
Cash tax payments	583	906	727
Change in income statement	(859)	(772)	(449)
Change in retained earnings	(11)	(38)	14
Changes in the scope of consolidation			(4)
Translation adjustment	5	6	(7)
Reclassifications and other items	(14)	1
Reclassification to assets held for sale	0	0	0
Net current tax assets / (liabilities) in the closing balance	€ (464)	€ (168)	€ (271)